Revenue - Summary of Revenue by Recognition (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of revenue [line items]
Telecommunication Services	₺ 17,977,697	₺ 15,115,816	₺ 12,883,974
Equipment Related	1,438,845	1,159,500	624,352
Call Center	203,172	232,679	198,564
Commision fees on betting business	200,315	181,886	176,167
Revenue from betting business	268,470	174,021	108,329
Revenue from financial operations	941,918	605,663	184,698
All other segments	262,058	162,499	109,477
Total	21,292,475	17,632,064	14,285,561
Turkcell Turkey segment [member]
Disclosure of revenue [line items]
Total	18,223,433	15,418,446	12,767,912
Turkcell International segment [member]
Disclosure of revenue [line items]
Total	1,387,323	1,026,181	855,728
All other segments [member]
Disclosure of revenue [line items]
Total	1,681,719	1,187,437	661,921
Goods or services transferred at point in time [member]
Disclosure of revenue [line items]
Telecommunication Services	259,836
Equipment Related	1,432,158
Revenue from financial operations	38,955
All other segments	28,343
Total	1,759,292
Goods or services transferred over time [member]
Disclosure of revenue [line items]
Telecommunication Services	17,717,861
Equipment Related	6,687
Call Center	203,172
Commision fees on betting business	200,315
Revenue from betting business	268,470
Revenue from financial operations	902,963
All other segments	233,715
Total	19,533,183
Operating segments [member] | Turkcell Turkey segment [member]
Disclosure of revenue [line items]
Telecommunication Services	16,752,587	14,236,174	12,126,395
Equipment Related	1,337,495	1,089,699	579,820
All other segments	175,695	124,263	81,377
Total	18,265,777
Operating segments [member] | Turkcell International segment [member]
Disclosure of revenue [line items]
Telecommunication Services	1,281,595	952,246	796,225
Equipment Related	101,350	69,801	44,532
Call Center	9,763	7,706	7,084
All other segments	64,272	37,325	26,851
Total	1,456,980
Operating segments [member] | All other segments [member]
Disclosure of revenue [line items]
Call Center	211,195	224,973	191,480
Commision fees on betting business	200,315	181,886	176,167
Revenue from betting business	268,470	174,021	108,329
Revenue from financial operations	941,918	605,663	184,698
All other segments	311,933	911	1,249
Total	1,933,831
Operating segments [member] | Goods or services transferred at point in time [member] | Turkcell Turkey segment [member]
Disclosure of revenue [line items]
Telecommunication Services	267,329
Equipment Related	1,330,808
All other segments	12,211
Total	1,610,348
Operating segments [member] | Goods or services transferred at point in time [member] | Turkcell International segment [member]
Disclosure of revenue [line items]
Equipment Related	101,350
All other segments	8,556
Total	109,906
Operating segments [member] | Goods or services transferred at point in time [member] | All other segments [member]
Disclosure of revenue [line items]
Revenue from financial operations	38,955
All other segments	7,576
Total	46,531
Operating segments [member] | Goods or services transferred over time [member] | Turkcell Turkey segment [member]
Disclosure of revenue [line items]
Telecommunication Services	16,485,258
Equipment Related	6,687
All other segments	163,484
Total	16,655,429
Operating segments [member] | Goods or services transferred over time [member] | Turkcell International segment [member]
Disclosure of revenue [line items]
Telecommunication Services	1,281,595
Call Center	9,763
All other segments	55,716
Total	1,347,074
Operating segments [member] | Goods or services transferred over time [member] | All other segments [member]
Disclosure of revenue [line items]
Call Center	211,195
Commision fees on betting business	200,315
Revenue from betting business	268,470
Revenue from financial operations	902,963
All other segments	304,357
Total	1,887,300
Intersegment eliminations [member]
Disclosure of revenue [line items]
Telecommunication Services	56,485	₺ 72,604	₺ 38,646
Call Center	17,786
All other segments	289,842
Total	(364,113)
Intersegment eliminations [member] | Goods or services transferred at point in time [member]
Disclosure of revenue [line items]
Telecommunication Services	7,493
Total	7,493
Intersegment eliminations [member] | Goods or services transferred over time [member]
Disclosure of revenue [line items]
Telecommunication Services	48,992
Call Center	17,786
All other segments	289,842
Total	₺ 356,620